GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of changes in the carrying amount of goodwill

Balance as of January 1, 2011		$134,570,979
Representing:
- gross goodwill	$231,097,802
- accumulated impairment loss	(96,526,823)

Net exchange differences		5,497,405
Addition as a result of contingent consideration resolved (note 3)		1,338,072

Balance as of December 31, 2011		$141,406,456
Representing:
- gross goodwill	$244,853,445
- accumulated impairment loss	(103,446,989)

Net exchange differences		958,873
Impairment loss		(142,365,329)
Balance as of December 31, 2012		$—

Representing:
- gross goodwill	$246,843,017
- accumulated impairment loss	(246,843,017)